Consolidated Statements of Cash Flows (Parenthetical) - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about borrowings [Line Items]
Income tax paid		€ (1,434)	€ (1,431)	€ (2,623)
Interest paid		(320)	(234)	(559)
Interest received		261	262	547
Dividends received from non-consolidated entities		0	8	17
Net change in short-term debt and other financial instruments	[1]	5,886	2,431	765
Commercial paper program in USA
Disclosure of detailed information about borrowings [Line Items]
Net change in short-term debt and other financial instruments		€ 6,060	€ 2,630	€ 946

[1]	For the six months ended June 30, 2024, this line mainly comprises a commercial paper program in the United States for €6,060 million, compared to €2,630 million in the six months ended June 30, 2023 and €946 million in the year ended December 31, 2023. This line also includes realized foreign exchange gains and losses on cash and cash equivalents in non-functional currencies, mainly the US dollar, and on derivatives used to manage them.